Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2021	2022	2023
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company’s shareholders	16,856,842	19,712,736	29,416,552
Net income from discontinued operations attributable to the Company’s shareholders	—	624,864	—
Net income attributable to the Company’s shareholders for basic/dilutive net income per share calculation	16,856,842	20,337,600	29,416,552

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,325,864	3,263,455	3,216,475
Dilutive effect of restricted share units	41,614	32,559	35,554
Weighted average number of ordinary shares outstanding, diluted	3,367,478	3,296,014	3,252,029
Net income per share from continuing operations attributable to the Company’s shareholders, basic (RMB)	5.07	6.04	9.15
Net income per share from discontinued operations attributable to the Company’s shareholders, basic (RMB)	—	0.19	—
Net income per share, basic (RMB)	5.07	6.23	9.15
Net income per share from continuing operations attributable to the Company’s shareholders, diluted (RMB)	5.01	5.98	9.05
Net income per share from discontinued operations attributable to the Company’s shareholders, diluted (RMB)	—	0.19	—
Net income per share, diluted (RMB)	5.01	6.17	9.05